FT Vest U.S. Equity Max Buffer ETF - August Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest U.S. Equity Max Buffer ETF - August | FT Vest U.S. Equity Max Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	6.74%